Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
		Aug. 06, 2025 shares	Jul. 15, 2025 CNY (¥) ¥ / shares shares	Jun. 23, 2025 $ / shares shares	May 24, 2025 shares	Mar. 11, 2025 USD ($) $ / shares	Feb. 28, 2025 USD ($) $ / shares shares	May 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 $ / shares shares
Equity [Line Items]
Issued of ordinary shares				63,871,650
Price per share | $ / shares						$ 4
Consideration amount (in Yuan Renminbi) | ¥								¥ 23,692
Gross proceeds from IPO									¥ 60,242		$ 8,614
Gross proceeds (in Dollars) | $						$ 1,080
Net proceeds (in Dollars) | $											$ 6,360
Tax rate									10.00%		10.00%
Reserve rate									50.00%		50.00%
Additional paid-in capital (in Yuan Renminbi) | ¥									¥ 377,704				¥ 220,285
Percentage of restricted shares		100.00%
Dongling Technology Co., Ltd.[Member]
Equity [Line Items]
Percentage of equity interest								3.15%
Lianzhang Portal to LZ Menhu [Member]
Equity [Line Items]
Percentage of equity interest								3.15%
Lianzhang Portal [Member]
Equity [Line Items]
Percentage of equity interest											96.85%
Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares			2,000,000,000
Ordinary shares issued and unissued price per units (in Dollars per share) | ¥ / shares			¥ 0.0001
Ordinary shares par value (in Dollars per share) | ¥ / shares			¥ 0.000025
Share capital | ¥			¥ 50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares					311,915
Ordinary shares par value (in Dollars per share) | $ / shares	[1]										$ 0.000025				$ 0.000025
Additional common stock issued			9,901,163
Additional common stock outstanding			39,604,652
Ordinary shares, shares issued	[1]										22,500,000				22,500,000
Ordinary shares, shares outstanding	[1]										22,500,000				22,500,000
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration									39,604,652		39,604,652
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares of consideration									22,500,000		22,500,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares			80,000,000	9,589,248						[2]		[2]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001
Class A Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration									17,104,652		17,104,652
Class B Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares					1,824,185
Ordinary shares par value (in Dollars per share) | $ / shares	[1]										$ 0.000025				$ 0.000025
Additional common stock issued			56,106,587								270,000
Additional common stock outstanding			224,426,348
Aggregate shares		5,950,000
Ordinary shares, shares issued	[1]										135,520,000				127,500,000
Ordinary shares, shares outstanding	[1]										135,520,000				127,500,000
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Shares of consideration									224,426,348		224,426,348
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Shares of consideration									127,500,000		127,500,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares			1,920,000,000	54,282,402					2,070,000	[2]	2,070,000	[2]
Ordinary shares par value (in Dollars per share) | $ / shares				$ 0.0001
Class B Ordinary Shares [Member] | LZ Holdings [Member]
Equity [Line Items]
Shares of consideration									23,549,935		23,549,935
Class B Ordinary Shares [Member] | BJ Tojoy Shared Enterprise Consulting Ltd [Member]
Equity [Line Items]
Shares of consideration									10,779,690		10,779,690
Class B Ordinary Shares [Member] | Vanshion Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration									25,913,094		25,913,094
Class B Ordinary Shares [Member] | Youder Investment Group Limited [Member]
Equity [Line Items]
Shares of consideration									29,268,824		29,268,824
Class B Ordinary Shares [Member] | Sing Family Investment Limited [Member]
Equity [Line Items]
Shares of consideration									2,175,444		2,175,444
Class B Ordinary Shares [Member] | Kim Full Investment Company Limited [Member]
Equity [Line Items]
Shares of consideration									5,239,361		5,239,361
IPO [Member]
Equity [Line Items]
Issued of ordinary shares									2,070,000		2,070,000
IPO [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Issued of ordinary shares							1,800,000
Price per share | $ / shares							$ 4
Gross proceeds from IPO | $							$ 7,200
Over-Allotment Option [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $											$ 8,280

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).
[2]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).